SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument, Convertible, Conversion Price	$ 6.40	$ 8.80
Conversion of Redeemable Convertible Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price	$ 6.40
Conversion of Debentures [Member] | Shares May Be Converted into Bridge Notes [Member]
Debt Instrument, Convertible, Conversion Price		8.80
Conversion of Debentures [Member] | Conversion of Redeemable Convertible Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price		$ 8.80